Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of fixed assets,net

Fixed assets consist of the following:

	At June 30,	At December 31,
	2024	2023
	(Unaudited)
Software (ERP Implementation)	€87,800	€87,800
Computers	37,840	35,971
Furniture and fixtures	13,005	13,005
Total fixed assets	138,645	136,776
Less: accumulated depreciation	(75,931)	(53,799)
Fixed assets, net	€62,714	€82,977